Unaudited Interim Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues		$ 417	$ 219	$ 417
Cost of revenues		(113)	(358)	(113)
Gross profit (loss)		304	(139)	304
Research and development expenses, net	(1,683)	(1,744)	(3,106)	(3,838)
Administrative and general expenses	(1,315)	(842)	(2,128)	(1,727)
Operating loss	(2,998)	(2,282)	(5,373)	(5,261)
Financing income, net continuing operations	96	122	125	133
Net loss for the period	$ (2,902)	$ (2,160)	$ (5,248)	$ (5,128)
Basic loss per ordinary share (in Dollars per share)	$ (0.19)	$ (0.24)	$ (0.42)	$ (0.56)
Weighted average number of ordinary shares outstanding used in computing basic loss per ordinary share (in Shares)	15,671,472	9,140,914	12,414,547	9,138,756